Loans and borrowings (Details 2) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Current portion
Current portion of non-current borrowings		₨ 857	$ 10	₨ 1,307
Non-current portion
Rupee term loan from bank to the APSL subsidiary		7,864	$ 92	5,990
Non-convertible debentures by the APSL subsidiary [Member]
Non-current portion
Rupee term loan from bank to the APSL subsidiary	[1]	3,800		3,800
Obligations Under Leases [Member]
Current portion
Current lease liabilities		857		1,307
Non-current portion
Obligations under leases		₨ 4,064		₨ 2,190

[1]	The Rupee term loan obtained from a bank by the Company’s subsidiary, Aurigene Pharmaceutical Services Limited is subject to certain covenants that are required to be maintained on a consolidated basis during the period of the loan. The covenant is to be tested on an annual basis at the end of each financial year. As at March 31, 2025 and March 31, 2024, the Company is in compliance with the covenants and has no indication that it will have difficulty in complying with the same.